Revenue - Additional information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) customer	Dec. 31, 2023 EUR (€) customer	Dec. 31, 2022 EUR (€) customer
Transaction price
Revenue from contracts with customers	€ 782,517	€ 772,009	€ 740,897
Contract assets	46,034	25,000	30,516
Current contract liabilities	106,599	97,587	122,921
Accumulated impairment
Transaction price
Contract assets	0	0
Shared R&D
Transaction price
Revenue from contracts with customers	599,086	664,516	695,755
Just - Evotec Biologics
Transaction price
Revenue from contracts with customers	€ 183,431	€ 107,493	€ 45,142
Major customers
Transaction price
Number of major customers | customer	2	1	1
Revenue from contracts with customers	€ 256,691
Major customers | Shared R&D
Transaction price
Revenue from contracts with customers	165,696	€ 195,386	€ 138,737
Major customers | Just - Evotec Biologics
Transaction price
Revenue from contracts with customers	€ 90,995
Major customers | Minimum
Transaction price
Percentage of entity's revenue	10.00%	10.00%	10.00%
Largest customer
Transaction price
Contract liabilities	€ 215,108	€ 202,238
Current contract liabilities	57,862	49,153
In the course of the year
Transaction price
Transaction price allocated to the remaining performance obligation	319,381	571,825	€ 405,710
After one year
Transaction price
Transaction price allocated to the remaining performance obligation	€ 620,863	€ 335,427	€ 158,068